Goodwill (Tables)	12 Months Ended
Feb. 28, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the carrying amount of goodwill
The changes in the carrying amount of goodwill are as follows:

	Beer	Wine and Spirits	Consolidated
(in millions)
Balance, February 28, 2015	$3,776.2	$2,432.0	$6,208.2
Purchase accounting allocations (1)	761.8	203.3	965.1
Foreign currency translation adjustments	(7.9)	(26.8)	(34.7)
Balance, February 29, 2016	4,530.1	2,608.5	7,138.6
Purchase accounting allocations (2)	510.8	373.7	884.5
Canadian Divestiture (3)	—	(126.1)	(126.1)
Foreign currency translation adjustments	12.1	11.4	23.5
Balance, February 28, 2017	$5,053.0	$2,867.5	$7,920.5

(1)	Purchase accounting allocations associated with the acquisitions of Ballast Point (Beer) and Meiomi (Wine and Spirits) (see Note 2).

(2)	Preliminary purchase accounting allocations primarily associated with the acquisitions of the Obregon Brewery (Beer), and Prisoner, High West and Charles Smith (Wine and Spirits) (see Note 2).

(3)	Includes accumulated impairment losses associated with goodwill assigned to our Wine and Spirits’ Canadian reporting unit of C$289.1 million, or $216.8 million (see Note 2).